CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Pool revenues, received from companies accounted for by the equity method	$ 14,423	$ 13,824	$ 45,372	$ 85,967	$ 90,668